Cambria Emerging Shareholder Yield ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Brazil - 5.2%
Cia de Saneamento de Minas Gerais Copasa MG	1,004,592	$4,630,465
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,027,609	4,477,799
Direcional Engenharia SA	882,177	6,126,896
Petroleo Brasileiro SA - Petrobras	618,690	3,934,522
TIM SA	1,338,240	4,930,377
Vibra Energia SA	1,168,970	4,440,355
		28,540,414

China - 20.4%
Anhui Conch Cement Co. Ltd. - Class H	1,319,489	3,815,592
Bank of Communications Co. Ltd. - Class H	7,322,145	6,594,594
CGN Power Co. Ltd. - Class H (a)	16,407,586	6,165,908
China Feihe Ltd. (a)	6,288,794	3,741,232
China Pacific Insurance Group Co. Ltd. - Class H	1,627,703	6,562,650
China Petroleum & Chemical Corp. - Class H	9,465,987	5,546,948
China Shenhua Energy Co. Ltd. - Class H	1,092,344	4,738,129
COSCO SHIPPING Holdings Co. Ltd. - Class H	2,742,567	5,016,976
Fufeng Group Ltd.	5,841,878	6,452,112
Huadian Power International Corp. Ltd. - Class H	13,068,288	7,025,245
JNBY Design Ltd.	2,756,022	6,530,192
Lonking Holdings Ltd.	17,008,316	5,763,328
People's Insurance Co. Group of China Ltd. - Class H	13,912,076	10,704,324
PetroChina Co. Ltd. - Class H	7,726,610	7,549,439
PICC Property & Casualty Co. Ltd. - Class H	2,636,329	5,480,878
Shenzhen Expressway Corp. Ltd. - Class H	4,100,402	3,525,823
Sinopec Engineering Group Co. Ltd. - Class H	7,195,633	5,591,511
Zhuzhou CRRC Times Electric Co. Ltd. - Class H	1,231,077	5,002,721
Zoomlion Heavy Industry Science and Technology Co. Ltd. - Class H	6,638,178	5,175,242
		110,982,844

Czech Republic - 2.1%
CEZ AS	108,951	6,322,847
Komercni Banka AS	110,268	5,267,885
		11,590,732

Greece - 3.5%
Eurobank Ergasias Services and Holdings SA	1,854,489	6,852,723
National Bank of Greece SA	487,729	6,840,573
Piraeus Financial Holdings SA	707,811	5,468,498
		19,161,794

Hungary - 0.9%
Magyar Telekom Telecommunications PLC	936,373	4,653,995

India - 4.7%
Bank of Baroda	771,696	2,095,502
Coal India Ltd.	829,518	3,563,853
Indian Bank	833,031	5,912,132
Oil & Natural Gas Corp. Ltd.	1,216,332	3,346,349
Oil India Ltd.	1,235,169	6,204,134
Vedanta Ltd.	878,370	4,268,077
		25,390,047

Indonesia - 1.0%
Indo Tambangraya Megah Tbk PT	1,853,941	2,591,348
United Tractors Tbk PT	2,093,270	3,072,165
		5,663,513

Mexico - 2.9%
Arca Continental SAB de CV	597,841	6,232,884
Banco del Bajio SA (a)	1,733,693	3,896,559
Genomma Lab Internacional SAB de CV - Class B	4,767,899	5,504,630
		15,634,073

Poland - 5.2%
Alior Bank SA	208,742	5,639,719
Bank Polska Kasa Opieki SA	109,317	5,971,152
Powszechna Kasa Oszczednosci Bank Polski SA	218,624	4,805,872
Powszechny Zaklad Ubezpieczen SA	310,455	5,220,710
XTB SA (a)	337,949	6,768,809
		28,406,262

Russia - 0.0%(b)
Alrosa PJSC (c)	538,800	0	(d)
Federal Grid Co. - Rosseti PJSC (c)(e)	328,200,000	4
Gazprom Neft PJSC (c)	223,200	0
Gazprom PJSC (c)(e)	423,000	0	(d)
Inter RAO UES PJSC (c)(e)	11,040,000	0	(d)
LUKOIL PJSC (c)(e)	17,160	0
Magnitogorsk Iron & Steel Works PJSC (c)	1,560,000	0	(d)
NovaBev Group PJSC (c)	162,720	0
Novolipetsk Steel PJSC (c)(e)	458,400	0	(d)
OGK-2 PJSC (c)(e)	94,200,000	1
Sberbank of Russia PJSC (c)	276,600	0
Severstal PAO (c)	85,200	0
Unipro PAO (c)(e)	21,240,000	1	(d)
		6

South Africa - 9.2%
Exxaro Resources Ltd.	362,360	3,168,418
FirstRand Ltd.	1,029,785	4,378,901
Investec Ltd.	733,685	5,411,537
Investec PLC	734,349	5,401,922
Motus Holdings Ltd.	948,668	4,834,412
Nedbank Group Ltd.	346,525	4,728,510
Reunert Ltd.	1,716,502	5,263,641
Sanlam Ltd.	1,105,744	5,319,833
Tiger Brands Ltd.	397,464	6,622,127
Truworths International Ltd.	1,205,958	4,682,490
		49,811,791

South Korea - 16.8%
DB Insurance Co. Ltd.	75,332	6,953,055
Doosan Bobcat, Inc.	97,029	3,876,122
GS Holdings Corp.	141,146	5,017,665
Hanmi Semiconductor Co. Ltd.	78,293	5,188,294
HD Hyundai Co. Ltd.	82,903	8,524,638
HD Hyundai Construction Equipment Co. Ltd.	108,261	7,228,850
KB Financial Group, Inc.	88,089	7,044,325
KEPCO Plant Service & Engineering Co. Ltd.	161,095	6,063,714
Kia Corp.	78,699	5,805,385
KT&G Corp.	68,483	6,454,231
LG Uplus Corp.	475,601	5,017,337
Samsung C&T Corp.	41,417	5,032,279
Samsung Life Insurance Co. Ltd.	71,195	6,463,405
Shinhan Financial Group Co. Ltd.	107,202	5,256,516
Woori Financial Group, Inc.	431,559	7,686,406
		91,612,222

Taiwan - 24.3%
Advancetek Enterprise Co. Ltd.	2,496,451	5,854,814
Asustek Computer, Inc.	392,749	8,710,942
Catcher Technology Co. Ltd.	859,756	6,106,651
Chicony Electronics Co. Ltd.	1,614,161	7,084,516
Dimerco Express Corp.	2,432,575	6,177,710
Evergreen Marine Corp. Taiwan Ltd.	995,574	6,604,361
EVERGREEN Steel Corp.	1,217,131	3,298,966
Fusheng Precision Co. Ltd.	5,398	50,820
Holy Stone Enterprise Co. Ltd.	1,459,009	3,915,458
Huaku Development Co. Ltd.	1,694,619	5,410,745
IEI Integration Corp.	2,340,617	6,022,594
ITE Technology, Inc.	1,748,012	7,730,550
L&K Engineering Co. Ltd.	799,433	8,718,165
Novatek Microelectronics Corp.	297,974	4,742,027
O-TA Precision Industry Co. Ltd.	249,420	437,044
Powertech Technology, Inc.	846,813	3,574,786
Radiant Opto-Electronics Corp.	1,155,609	5,342,961
Systex Corp.	1,451,746	5,325,947
TaiDoc Technology Corp.	859,750	3,571,790
Tong Yang Industry Co. Ltd.	1,269,881	4,467,292
Transcend Information, Inc.	1,451,622	4,600,836
Tripod Technology Corp.	1,155,724	10,841,870
Utechzone Co. Ltd.	1,568,141	4,728,459
Winstek Semiconductor Co. Ltd.	1,229,164	3,978,130
Wisdom Marine Lines Co. Ltd.	2,346,520	4,599,093
		131,896,527

Turkey - 1.6%
Enerjisa Enerji AS (a)	3,011,953	4,804,167
Turkiye Petrol Rafinerileri AS	893,667	3,718,224
		8,522,391
TOTAL COMMON STOCKS (Cost $455,494,656)		531,866,611

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.5%
First American Treasury Obligations Fund - Class X, 4.24%(f)	8,177,451	8,177,451
TOTAL MONEY MARKET FUNDS (Cost $8,177,451)		8,177,451

TOTAL INVESTMENTS - 99.3% (Cost $463,672,107)		540,044,062
Other Assets in Excess of Liabilities - 0.7%		3,717,692
TOTAL NET ASSETS - 100.0%		$543,761,754
two		–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets. AS – Aksjeselskap PAO – Russian Public Stock Company		–%

PJSC - Public Joint Stock Company
PLC - Public Limited Company
PT – Perseroan Terbatas SA – Sociedad Anónima SAB de CV – Sociedad Anónima Bursátil de Capital Variable

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $25,376,675 or 4.7% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $6 or 0.0% of net assets as of July 31, 2025.

(d)	Rounds to zero.
(e)	Non-income producing security.
(f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Cambria Emerging Shareholder Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3 (a)	Total
Investments:
Common Stocks	$531,866,605	$–	$6	$531,866,611
Money Market Funds	8,177,451	–	–	8,177,451
Total Investments	$540,044,056	$–	$6	$540,044,062

(a) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

Sector Classification as of July 31, 2025
(% of Total Investments)
Financials	$152,726,990	28.7	(a)%
Industrials	88,657,201	16.7
Information Technology	87,894,021	16.5
Energy	55,958,167	10.5
Consumer Discretionary	41,852,685	7.9
Utilities	28,948,638	5.5
Consumer Staples	23,050,474	4.3
Materials	17,834,747	3.4
Communication Services	14,601,709	2.7
Real Estate	11,265,559	2.1
Health Care	9,076,420	1.7
Total Investments	$531,866,611	100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.

(a) To the extent that the Fund invests a significant portion of its assets in securities of companies of a single sector, it is more likely to be impacted by events or conditions affecting the sector.